Schedule of consolidated financial statement (Details)							12 Months Ended
		Apr. 19, 2022 SGD ($)	Apr. 15, 2022 SGD ($)	Mar. 01, 2022 SGD ($)	Aug. 01, 2021 SGD ($)	Jul. 24, 2021 SGD ($)	Dec. 31, 2022 USD ($)	Aug. 03, 2021
EUDA Health Limited [Member]
Name of company							EUDA Health Limited (“EHL”)
Date of incorporation							Jun. 08, 2021
Ownership percentage							100.00%
Kent Ridge Healthcare Singapore Pte Ltd [Member]
Name of company							Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)
Date of incorporation							Nov. 09, 2017
Ownership percentage							100.00%
E U D A Private Limited [Member]
Name of company							EUDA Private Limited (“EUDA PL”)
Date of incorporation							Apr. 13, 2018
Ownership percentage						100.00%	100.00%
Consideration						$ 1.0
Zukitek Vietnam Private Limited Liability Company [Member]
Name of company							Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)
Date of incorporation							May 02, 2019
Ownership percentage							100.00%
Singapore Emergency Medical Assistance Private Limited [Member]
Name of company							Singapore Emergency Medical Assistance Private Limited (“SEMA”)
Date of incorporation							Mar. 18, 2019
Ownership percentage				100.00%			100.00%	100.00%
Consideration				$ 1.0
The Good Clinic Private Limited [Member]
Name of company	[1]						The Good Clinic Private Limited (“TGC”)
Date of incorporation							Apr. 08, 2020
Ownership percentage							100.00%
E U D A Doctor Private Limited [Member]
Name of company							EUDA Doctor Private Limited
Date of incorporation							Dec. 01, 2021
Ownership percentage							100.00%
Kent Ridge Hill Private Limited [Member]
Name of company							Kent Ridge Hill Private Limited
Date of incorporation							Dec. 01, 2021
Ownership percentage							100.00%
Kent Ridge Healthcare Limited [Member]
Name of company							Kent Ridge Health Limited
Date of incorporation							Jun. 08, 2021
Ownership percentage							100.00%
Zukitech Private Limited [Member]
Name of company							Zukitech Private Limited (“Zukitech”)
Date of incorporation							Jun. 13, 2019
Ownership percentage							100.00%
Super Gateway Group Limited [Member]
Name of company							Super Gateway Group Limited
Date of incorporation							Apr. 18, 2008
Ownership percentage					100.00%		100.00%
Consideration					$ 1.0
Universal Gateway International Pte. Ltd. [Member]
Name of company							Universal Gateway International Pte. Ltd. (“UGI”)
Date of incorporation							Sep. 30, 2000
Ownership percentage							98.30%
Registered capital							$ 5,000,000
Melana International Pte Ltd [Member]
Name of company							Melana International Pte. Ltd
Date of incorporation							Sep. 09, 2000
Ownership percentage							100.00%
Tri Global Security Pte Ltd [Member]
Name of company							Tri-Global Security Pte. Ltd.
Date of incorporation							Aug. 10, 2000
Ownership percentage							100.00%
UG Digitech Private Limited [Member]
Name of company							UG Digitech Private Limited (“UGD”)
Date of incorporation							Aug. 16, 2001
Ownership percentage							100.00%
Nosweat Fitness Company Private Limited [Member]
Name of company							Nosweat Fitness Company Private Limited (“NFC”)
Date of incorporation							Jul. 06, 2021
Ownership percentage							100.00%
True Cover Private Limited [Member]
Name of company							True Cover Private Limited (“TCPL”)
Date of incorporation							Dec. 01, 2021
Ownership percentage							100.00%
KR Digital Pte Ltd [Member]
Name of company	[2]						KR Digital Pte. Ltd. (“KR Digital”)
Date of incorporation							Dec. 29, 2021
Ownership percentage		100.00%	100.00%				100.00%
KR Digital Pte Ltd [Member] | Chief Executive Officer [Member]
Consideration		$ 1	$ 1
Zukihealth Sdn Bhd [Member]
Name of company	[2]						Zukihealth Sdn. Bhd. (“Zukihealth”)
Date of incorporation							Feb. 15, 2018
Ownership percentage							100.00%

[1]	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (see Note 5).
[2]	On April 19, 2022, the Company acquired 100% equity interest of KR Digital Pte Ltd, (“KR Digital”), a Singapore Company, from Mr. Kelvin Chen, the Company’s Chief Executive Office (“CEO”) and shareholder for total consideration of SG$1. Prior to the acquisition of KR Digital, on April 15, 2022, KR Digital acquired 100% equity interest of Zukihealth Sdn Bhd, (“Zukihealth”), a Malaysia corporation, from Mr. Kelvin Chen, the Company’s CEO and shareholder for total consideration of SG$1. Both KR Digital and Zukihealth have no operations prior to the acquisition in April 2022. KR Digital, through Zukihealth, is expected to carry out the distribution of health care products business.